Financial instruments	12 Months Ended
Jun. 30, 2025
Financial instruments
Financial instruments

7. Financial instruments

Accounting policy

Initial recognition and measurement

(i)   Financial assets

Financial assets are classified, at initial recognition, and subsequently measured at amortized cost or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortized cost, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

Subsequent measurement

For purposes of subsequent measurement, Group’s financial assets are classified in following categories:

•      Financial assets at amortized cost

•       Financial assets at fair value through profit or loss

Financial assets at amortized cost

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are carried in the statements of financial position at fair value with net changes in fair value recognized in the statements of profit or loss.

Derecognition

A financial asset is primarily derecognized when the rights to receive cash flows from the asset have expired.

Impairment

The Group recognizes an allowance for expected credit losses for trade receivables, which is the only debt instrument not held at fair value through profit or loss.

(ii) Financial liabilities:

The Group classifies its financial liabilities in the following categories: (i) measured at amortized cost and (ii) fair value through profit or loss. Financial liabilities classified as fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as fair value through profit or loss. Financial liabilities are derecognized when contractual obligations are withdrawn, canceled, or expired. The difference between the extinguished book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the statement of income.

The Group’s financial instruments were classified according to the following categories:

	2025
	Amortized cost	Fair value through profit or loss
Assets:

Trade receivables	1,470,730	—
Commodity forward contracts	—	31,734
Derivative financial instruments	—	3,748
Restricted cash	34,800	—

Total	1,505,530	35,482

Liabilities:

Trade payables	2,891,829	—
Lease liabilities	144,069	—
Borrowings	1,019,299	—
Agribusiness Receivables Certificates	410,515	—
Obligations to FIAGRO quota holders	501,886	—
Payables for the acquisition of subsidiaries	148,017	—
Derivative financial instruments	—	31,411
Salaries and social charges	189,615	—
Commodity forward contracts	—	33,164
Dividends payable	29,168	—
Warrant liabilities	—	1,953

Total	5,334,398	66,528

	2024
	Amortized cost	Fair value through profit or loss
Assets:
Restricted cash	168,862	—
Trade receivables	2,825,799	—
Derivative financial instruments	—	47,677
Commodity forward contracts	—	140,660

Total	2,994,661	188,337

Liabilities:
Trade payables	3,845,133	—
Lease liabilities	216,746	—
Borrowings	1,225,570	—
Agribusiness Receivables Certificates	405,565	—
Obligations to FIAGRO quota holders	205,088	—
Payables for the acquisition of subsidiaries	206,242	—
Derivative financial instruments	—	75,017
Commodity forward contracts	—	65,957
Salaries and social charges	174,665	—
Dividends payable	6,397	—
Warrant liabilities	—	22,421
Liability for FPA Shares	168,862	—

Total	6,454,268	163,395

The Group considers that assets and liabilities measured at amortized cost have a carrying value approximate to their fair value and, therefore, information on their fair values is not presented.

(a)      Hierarchy of fair value

The Group uses various methods to measure and determine fair value (including market approaches and income or cost approaches) and to estimate the value that market participants would use to price the assets or liabilities. Financial assets and liabilities carried at fair value are classified and disclosed within the following fair value hierarchy levels:

Level 1 - Quoted prices (unadjusted) in active, liquid and visible markets, for identical assets and liabilities that are readily available at the measurement date;

Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and

Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

All financial instruments accounted for at fair value are classified as level 2, except for the Warrant liability which is classified as level 1. On June 30, 2025 and June 30, 2024, there were no changes in the fair value methodology of the financial instruments and, therefore, there were no transfers between levels.